Note 27 - Financial Instruments - Sensitivity Analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
RGLD deliverables [member]
Statement Line Items [Line Items]
Fair value, asset	$ 589
Increase of 10%, asset	4,359
Decrease of 10%, asset	(3,181)
Strategic copper contracts [member]
Statement Line Items [Line Items]
Fair value, liability	1,776
Increase of 10%, liability	(16,275)
Decrease of 10%, liability	10,550
Fuel hedge contracts [member]
Statement Line Items [Line Items]
Fair value, asset	4,215
Increase of 10%, asset	5,874
Decrease of 10%, asset	2,563
Foreign exchange contracts [member]
Statement Line Items [Line Items]
Fair value, asset	7,252
Increase of 10%, asset	61,824
Decrease of 10%, asset	$ (33,169)